UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10607
Investment Company Act File Number
Focused Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Focused Growth Portfolio
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 3.6%
Precision Castparts Corp.	23,210	$3,824,776

		$3,824,776

Air Freight & Logistics — 4.5%
Expeditors International of Washington, Inc.	114,090	$4,673,126

		$4,673,126

Auto Components — 3.0%
BorgWarner, Inc.(1)	49,960	$3,184,450

		$3,184,450

Biotechnology — 2.7%
Gilead Sciences, Inc.(1)	68,710	$2,812,300

		$2,812,300

Capital Markets — 3.6%
T. Rowe Price Group, Inc.	65,710	$3,742,184

		$3,742,184

Chemicals — 7.1%
Monsanto Co.	106,965	$7,495,038

		$7,495,038

Communications Equipment — 10.9%
Acme Packet, Inc.(1)	57,470	$1,776,398
Juniper Networks, Inc.(1)	110,220	2,249,590
QUALCOMM, Inc.	136,050	7,441,935

		$11,467,923

Computers & Peripherals — 8.9%
Apple, Inc.(1)	23,040	$9,331,200

		$9,331,200

Diversified Financial Services — 4.2%
IntercontinentalExchange, Inc.(1)	36,910	$4,449,500

		$4,449,500

Energy Equipment & Services — 7.9%
National Oilwell Varco, Inc.	58,070	$3,948,179
Schlumberger, Ltd.	63,098	4,310,225

		$8,258,404

Food Products — 0.7%
Green Mountain Coffee Roasters, Inc.(1)	17,180	$770,523

		$770,523

Health Care Technology — 2.1%
Cerner Corp.(1)	35,830	$2,194,587

		$2,194,587

Industrial Conglomerates — 2.0%
Danaher Corp.	44,870	$2,110,685

		$2,110,685

Internet & Catalog Retail — 5.0%
priceline.com, Inc.(1)	11,100	$5,191,581

		$5,191,581

Security	Shares	Value
Internet Software & Services — 3.2%
MercadoLibre, Inc.	41,720	$3,318,409

		$3,318,409

IT Services — 4.6%
Cognizant Technology Solutions Corp., Class A(1)	74,260	$4,775,661

		$4,775,661

Oil, Gas & Consumable Fuels — 6.1%
Apache Corp.	20,500	$1,856,890
Suncor Energy, Inc.	156,645	4,516,075

		$6,372,965

Pharmaceuticals — 3.6%
Allergan, Inc.	43,440	$3,811,426

		$3,811,426

Semiconductors & Semiconductor Equipment — 5.1%
Broadcom Corp., Class A(1)	108,395	$3,182,477
Texas Instruments, Inc.	75,360	2,193,730

		$5,376,207

Software — 7.4%
Informatica Corp.(1)	32,700	$1,207,611
Oracle Corp.	100,230	2,570,900
salesforce.com, inc.(1)	24,770	2,513,164
VMware, Inc., Class A(1)	17,315	1,440,435

		$7,732,110

Specialty Retail — 3.4%
CarMax, Inc.(1)	116,600	$3,553,968

		$3,553,968

Total Common Stocks (identified cost $103,440,067)		$104,447,023

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.06%(2)	$831	$830,997

Total Short-Term Investments (identified cost $830,997)		$830,997

Total Investments — 100.4% (identified cost $104,271,064)		$105,278,020

Other Assets, Less Liabilities — (0.4)%		$(413,044)

Net Assets — 100.0%		$104,864,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2011 was $629.

The Portfolio did not have any open financial instruments at December 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,225,111

Gross unrealized appreciation	$5,702,054
Gross unrealized depreciation	(5,649,145)

Net unrealized appreciation	$52,909

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$104,447,023*	$—	$—	$104,447,023
Short-Term Investments	—	830,997	—	830,997

Total Investments	$104,447,023	$830,997	$—	$105,278,020

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Focused Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: February 23, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: February 23, 2012